Cover	Dec. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40221
Entity Registrant Name	RESEARCH ALLIANCE CORP. II
Entity Central Index Key	0001819724
Entity Tax Identification Number	85-2019822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3172 North Rainbow Blvd
Entity Address, Address Line Two	#1278
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	778-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RACB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false